Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,711,000.00
Previously Paid Amount	0.00
Total Fee Amount	721.25
Total Offset Amount	0.00
Net Fee	721.25
Narrative - Max Aggregate Offering Price	$ 4,711,000.00
Final Prospectus	true